Stock and Stock Option Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available to be granted under the plans	572,624
Number of shares granted		110,958	193,188
Compensation cost	$ 3,237,000	$ 2,924,000	$ 3,796,000
Income tax benefit	1,300,000	1,100,000	1,500,000
Terms of options granted	10 years
Weighted average fair value at the date of grant for the options granted	$ 8.11	$ 10.93	$ 18.70
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	22,289
Performance Vesting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	80,613
Nonvested Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 1,500,000	$ 900,000	$ 1,700,000
Nonvested Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Nonvested Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 month
Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years